Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
One Energy Enterprises Inc [Member]
Operating Loss Carryforwards [Line Items]
U.S. federal statutory income tax rate	21.00%	21.00%
Current income tax expense benefit, total	$ 1,748,000
Deferred tax expenses benefit	$ 252,000
Percentage of income use	80.00%
Net income loss before tax	$ (22,728,615)	$ (13,385,335)
Tax Expense Benefit	(2,548,014)	887,696
One Energy Enterprises Inc [Member] | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,343,857	6,900,283
One Energy Enterprises Inc [Member] | Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	24,580,526	10,745,069
Net income loss before tax	(13,835,457)
One Energy Capital Corporation [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 19,914,033	$ 15,316,471
Percentage of income use	80.00%
Net income loss before tax	$ (4,597,562)
One Energy Capital Corporation [Member] | Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	19,401,987
One Energy Capital Corporation [Member] | 2035 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 512,046